Right-of-use Assets and Operating Lease Liability (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Total Right-of-use assets (non-current)	$ 35,987	$ 0
Total Operating lease liability	35,898
Less: Current portion	(12,508)	0
Operating lease liability - Non-current portion	23,390	$ 0
Vessels
Total Right-of-use assets (non-current)	31,955
Total Operating lease liability	31,955
Offices
Total Right-of-use assets (non-current)	4,032
Total Operating lease liability	$ 3,943